REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
First Trust Private Assets Fund
In planning and performing our audit of
the financial statements of First Trust
Private Assets Fund (the "Fund") as of
and for the year ended March 31, 2024,
in accordance with the standards of the
Public Company Accounting Oversight
Board (United States), we considered
the Fund's internal control over
financial reporting, including controls
over safeguarding securities, as a basis
for designing audit procedures for the
purpose of expressing an opinion on the
financial statements and to comply with
the requirements of Form N-CEN, but
not for the purpose of expressing an
opinion on the effectiveness of the
Fund's internal control over financial
reporting. Accordingly, we express no
such opinion.
Management of the Fund is responsible
for establishing and maintaining
effective internal control over financial
reporting. In fulfilling this responsibility,
estimates and judgments by
management are required to assess the
expected benefits and related costs of
controls. A fund's internal control over
financial reporting is a process designed
to provide reasonable assurance
regarding the reliability of financial
reporting and the preparation of
financial statements for external
purposes in accordance with generally
accepted accounting principles. A fund's
internal control over financial reporting
includes those policies and procedures
that (1) pertain to the maintenance of
records that, in reasonable detail,
accurately and fairly reflect the
transactions and dispositions of the
assets of the fund; (2) provide
reasonable assurance that transactions
are recorded as necessary to permit
preparation of financial statements in
accordance with generally accepted
accounting principles, and that receipts
and expenditures of the fund are being
made only in accordance with
authorizations of management and
directors of the fund; and (3) provide
reasonable assurance regarding
prevention or timely detection of
unauthorized acquisition, use, or
disposition of the fund's assets that
could have a material effect on the
financial statements.
Because of its inherent limitations,
internal control over financial reporting
may not prevent or detect
misstatements. Also projections of any
evaluation of effectiveness to future
periods are subject to the risk that
controls may become inadequate
because of changes in conditions, or the
degree of compliance with policies and
procedures may deteriorate.
A deficiency in internal control over
financial reporting exists when the
design or operation of a control does
not allow management or employees,
in the normal course of performing
their assigned functions, to prevent or
detect misstatements on a timely basis.
A material weakness is a deficiency, or a
combination of deficiencies, in internal
control over financial reporting, such
that there is a reasonable possibility
that a material misstatement of the
Fund's annual or interim financial
statements will not be prevented or
detected on a timely basis.
Our consideration of the Fund's internal
control over financial reporting was for
the limited purpose described in the
first paragraph and would not
necessarily disclose all deficiencies in
internal control over financial reporting
that might be material weaknesses
under standards established by the
Public Company Accounting Oversight
Board (United States). However, we
noted no deficiencies in the Fund's
internal control over financial reporting
and its operation, including controls
over safeguarding securities, which we
consider to be material weaknesses as
defined above as of March 31, 2024.
This report is intended solely for the
information and use of management
and the Board of Trustees of First Trust
Private Assets Fund and the U.S.
Securities and Exchange Commission,
and is not intended to be and should
not be used by anyone other than these
specified parties.
/s/ GRANT THORNTON LLP
Dallas, Texas
June 4, 2024